Average Annual Total Returns		12 Months Ended	22 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	13.21%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	9.38%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.82%	10.34%
Performance Inception Date	Mar. 07, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	10.02%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	7.95%